Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Noncurrent Assets [Abstract]
Disclosure of Other Non-current Assets

	June 30, 2022	December 31, 2021
	(in thousands)
	£	£
Other non-current assets	2,604	2,540